Net Loss Per Share - Antidilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities excluded from computation of earnings per share (in shares)	30,783,861	4,861,413
Public Warrants to purchase common shares
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities excluded from computation of earnings per share (in shares)	11,500,000	0
Restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities excluded from computation of earnings per share (in shares)	4,227,759	0
Options to purchase common shares
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities excluded from computation of earnings per share (in shares)	2,456,102	2,165,144
Earn-out shares
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities excluded from computation of earnings per share (in shares)	6,000,000	0
Exchangeable right liability (Note 16)
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities excluded from computation of earnings per share (in shares)	6,600,000	0
Warrants to purchase common shares
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities excluded from computation of earnings per share (in shares)	0	2,696,269